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March 13, 2012	Nathan Briggs T +1 202 626 3909 F +1 202 383 9308 nathan.briggs@ropesgray.com

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re:	Registration Statement on Form N-14 for Met Investors Series Trust, on behalf of its Lord Abbett Mid Cap Value Portfolio (File No. 333-179242)

Ladies and Gentlemen:

On behalf of Met Investors Series Trust (the “Trust”), we are today filing, pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Act”), by electronic submission via EDGAR, Post-Effective Amendment No. 1 (the “Amendment”) to the Trust’s Registration Statement on Form N-14 (File No. 333-179242) (the “Registration Statement”). The Registration Statement relates to the proposed acquisition of the assets and liabilities of the Lord Abbett Mid Cap Value Portfolio (formerly known as the Neuberger Berman Mid Cap Value Portfolio), a series of Metropolitan Series Fund, Inc., by the Lord Abbett Mid Cap Value Portfolio (the “Acquiring Fund”), a series of the Trust, in exchange for Class A, Class B and Class E shares of the Acquiring Fund.

The Amendment is being submitted to respond to comments from the staff of the Securities and Exchange Commission, bring the financial statements up to date, and make certain other non-material changes. The Amendment is proposed to become effective immediately upon filing. The Amendment does not contain any disclosure relating to the Trust that would, in our view, render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

No fees are required in connection with this filing.

Regards,

/s/ Nathan D. Briggs

Nathan D. Briggs

cc:	Michael P. Lawlor, Esq.
John L. Chilton, Esq.
John M. Loder, Esq.
Jeremy C. Smith, Esq.